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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02773

The Gateway Trust
(Exact name of registrant as specified in charter)

Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
(Address of principal executive offices) (Zip code)

Geoffrey Keenan
The Gateway Trust, Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

SHARES	VALUE (000's)

	COMMON STOCKS - 98.1%
	CONSUMER DISCRETIONARY - 9.1%
115,100	Abercrombie & Fitch Co. - Class A	8,711
135,880	Amazon.com, Inc. *	5,407
233,270	American Axle & Manufacturing Holdings, Inc.	6,380
232,150	American Eagle Outfitters, Inc.	6,962
188,175	Best Buy Co., Inc.	9,168
37,950	Black & Decker Corporation	3,097
35,000	Brunswick Corporation	1,115
196,425	Chico's FAS, Inc. *	4,799
60,979	Citadel Broadcasting Company	580
91,400	Claire's Stores, Inc.	2,936
262,890	Cooper Tire & Rubber Company	4,808
150,000	Dow Jones & Company, Inc.	5,170
123,200	Eastman Kodak Company	2,779
63,000	Ethan Allen Interiors Inc.	2,226
138,860	Federated Department Stores, Inc.	6,256
1,059,481	Ford Motor Company *	8,359
128,000	Furniture Brands International, Inc.	2,020
174,250	Gap, Inc.	2,999
173,250	General Motors Corporation	5,308
105,750	Genuine Parts Company	5,182
7,459	Getty Images, Inc. *	363
56,000	Harrah's Entertainment, Inc.	4,729
889,284	Home Depot, Inc.	32,672
49,843	Idearc Inc.	1,749
95,300	International Game Technology	3,848
26,300	J. C. Penney Company, Inc.	2,161
2,550	KB HOME	109
8,800	Lear Corporation *	321
175,000	Leggett & Platt, Incorporated	3,967
262,850	Limited Brands	6,850
315,700	Lowe's Companies, Inc.	9,941
233,000	Mattel, Inc.	6,424
393,100	McDonald's Corporation	17,709
77,500	New York Times Company - Class A	1,822
379,900	Newell Rubbermaid Inc.	11,811
189,100	Nordstrom, Inc.	10,011
57,500	OfficeMax Inc.	3,033
38,700	Omnicom Group Inc.	3,962
57,500	OSI Restaurant Partners, Inc.	2,271
385,160	Pier 1 Imports, Inc. *	2,661
53,500	Polaris Industries Inc.	2,567
52,000	R. H. Donnelley Corp. *	3,686
106,500	RadioShack Corporation	2,879
641,705	Regal Entertainment Group - Class A	12,751
19,909	Sears Holding Corporation *	3,587
469,950	ServiceMaster Company	7,232
565,860	Sirius Satellite Radio Inc. *	1,811
62,900	Snap-on Incorporated	3,025
126,300	Stanley Works	6,992
68,848	Starwood Hotels & Resorts Worldwide, Inc.	4,465
211,190	Talbots, Inc.	4,988
55,400	Tiffany & Co.	2,520
58,233	Tim Hortons, Inc.	1,771

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

SHARES	VALUE (000's)

355,050	Time Warner Inc.	7,002
88,350	TJX Companies, Inc.	2,382
37,500	TravelCenters of America LLC *	1,441
202,970	Tuesday Morning Corporation	3,012
441,750	Tupperware Corporation	11,013
77,200	Urban Outfitters, Inc. *	2,047
75,100	Walt Disney Company	2,586
43,000	Wendy's International, Inc.	1,346
178,980	Westwood One, Inc.	1,230
97,574	Whirlpool Corporation	8,285
3,980	Wyndham Worldwide Corporation *	136
668,006	XM Satellite Radio Holdings Inc. - Class A *	8,631
		328,061
	CONSUMER STAPLES - 7.4%
744,300	Altria Group, Inc.	65,357
97,350	Avon Products, Inc.	3,627
251,752	CVS/Caremark Corporation	8,595
586,650	Coca-Cola Company	28,159
179,650	Colgate-Palmolive Company	11,999
156,250	ConAgra Foods, Inc.	3,892
139,100	Kimberly-Clark Corporation	9,527
115,850	Loews Corporation - Carolina Group	8,759
31,600	Longs Drug Stores Corporation	1,632
219,980	PepsiCo, Inc.	13,982
829,251	Procter & Gamble Company	52,376
129,256	Reynolds American Inc.	8,067
541,450	Sara Lee Corporation	9,161
78,990	Supervalu, Inc.	3,086
239,712	Vector Group Ltd.	4,485
675,650	Wal-Mart Stores, Inc.	31,722
64,600	Whole Foods Market, Inc.	2,897
		267,323
	ENERGY - 9.2%
167,445	BJ Services Company	4,672
67,500	BP PLC - ADR	4,371
64,000	CARBO Ceramics Inc	2,979
84,000	Chesapeake Energy Corporation	2,594
707,264	Chevron Corporation	52,309
358,262	ConocoPhillips	24,487
66,700	CONSOL Energy Inc.	2,610
40,131	Crosstex Energy, Inc.	1,154
96,200	Diamond Offshore Drilling, Inc.	7,787
148,800	Eni SPA - ADR	9,647
72,450	ENSCO International Incorporated	3,941
1,737,932	Exxon Mobil Corporation	131,127
389,700	Halliburton Company	12,369
116,389	Norsk Hydro ASA - ADR	3,820
315,970	Occidental Petroleum Corporation	15,581
104,949	Patterson-UTI Energy, Inc.	2,355
40,000	Peabody Energy Corporation	1,610
118,900	Royal Dutch Shell PLC - Class A - ADR	7,883
335,600	Schlumberger Limited	23,190
135,100	Smith International, Inc.	6,492
5,500	Spectra Energy Corporation	144
208,150	Tidewater Inc.	12,193

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

SHARES	VALUE (000's)

45,383	USEC Inc. *	737
1,280	YPF SA - ADR	54
		334,106
	FINANCIALS - 22.7%
68,450	A. G. Edwards, Inc.	4,735
106,400	Aegon NV - ADR	2,122
178,900	Allstate Corporation	10,745
118,300	American Express Company	6,672
252,177	American Home Mortgage Investment Corp.	6,806
565,186	American International Group, Inc.	37,992
73,100	Aon Corporation	2,775
242,750	Arthur J. Gallagher & Co.	6,877
157,000	Axa - ADR	6,688
1,612,441	Bank of America Corporation	82,267
39,900	Barclays PLC - ADR	2,272
155,020	Brandywine Realty Trust	5,179
6,347	Capital One Financial Corporation	479
88,650	Capitol Federal Financial	3,352
269,475	Charles Schwab Corporation	4,929
40,800	Chicago Mercantile Exchange	21,724
1,726,675	Citigroup Inc.	88,648
91,000	Colonial Properties Trust	4,156
47,900	Commerce Bancorp, Inc.	1,599
166,288	Converium Holding AG - ADR	1,438
59,048	Countrywide Financial Corporation	1,986
104,100	Eaton Vance Corp.	3,710
527,857	Fidelity National Financial, Inc.	12,674
225,000	First Horizon National Corporation	9,344
96,400	FirstMerit Corporation	2,035
95,000	Genworth Financial Inc. - Class A	3,319
80,400	Goldman Sachs Group, Inc.	16,613
54,800	Hartford Financial Services Group, Inc.	5,238
168,700	Healthcare Realty Trust, Inc.	6,293
381,000	Hospitality Properties Trust	17,831
317,500	HSBC Holdings PLC - ADR	27,880
43,000	ING Groep NV - ADR	1,820
1,145,477	JPMorgan Chase & Co.	55,418
69,100	Legg Mason, Inc.	6,510
145,211	Lexington Corporate Properties Trust	3,068
291,723	Lincoln National Corporation	19,776
816,800	Lloyds TSB Group PLC - ADR	36,323
192,100	Marsh & McLennan Companies, Inc.	5,627
59,950	Mercury General Corporation	3,180
141,550	Merrill Lynch & Co., Inc.	11,560
313,350	Morgan Stanley	24,679
33,600	National Australia Bank Limited - ADR	5,472
182,000	Nationwide Financial Services, Inc. - Class A	9,803
425,450	Nationwide Health Properties, Inc.	13,300
796,900	New York Community Bancorp, Inc.	14,017
91,450	Newcastle Investment Corporation	2,536
89,250	Old Republic International Corporation	1,974
261,000	Senior Housing Properties Trust	6,238
118,600	TCF Financial Corporation	3,126
383,500	Travelers Companies, Inc.	19,854
986,983	U. S. Bancorp	34,515

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

SHARES	VALUE (000's)

163,950	Unitrin, Inc.	7,717
542,659	Wachovia Corporation	29,873
279,700	Waddell & Reed Financial, Inc. - Class A	6,523
278,700	Washington Mutual, Inc.	11,254
2,200,850	Wells Fargo & Company	75,775
48,246	XL Capital Ltd. - Class A	3,375
		821,691
	HEALTH CARE - 11.3%
450,150	Abbott Laboratories	25,118
158,200	Aetna Inc.	6,928
222,227	Amgen Inc. *	12,418
148,500	Baxter International Inc.	7,821
42,200	Biogen Idec Inc. *	1,873
92,312	Boston Scientific Corporation *	1,342
1,929,623	Bristol-Myers Squibb Company	53,566
118,825	Coventry Health Care, Inc. *	6,660
374,600	Eli Lilly and Company	20,120
49,900	Genentech, Inc. *	4,098
176,950	GlaxoSmithKline PLC - ADR	9,778
921,322	Johnson & Johnson	55,519
119,200	Lincare Holdings Inc. *	4,369
120,613	Medco Health Solutions, Inc. *	8,748
260,100	Medtronic Inc.	12,760
38,600	Mentor Corporation	1,776
1,071,400	Merck & Co., Inc.	47,324
2,413,500	Pfizer Inc.	60,965
143,950	Schering-Plough Corporation	3,672
413,990	UnitedHealth Group Incorporated	21,929
60,000	Universal Health Services, Inc. - Class B	3,436
240,000	WellPoint, Inc. *	19,464
359,800	Wyeth	18,001
		407,685
	INDUSTRIALS - 10.9%
304,650	3M Co.	23,284
143,200	AMR Corporation *	4,360
46,500	Avery Dennison Corporation	2,988
6,750	Avis Budget Group, Inc. *	184
244,752	Boeing Company	21,761
145,000	Briggs & Stratton Corporation	4,473
254,900	Caterpillar Inc.	17,086
12,600	Corporate Executive Board Company	957
201,310	CSX Corporation	8,063
15,600	Cummins, Inc.	2,258
66,900	Deere & Company	7,268
265,400	Deluxe Corporation	8,899
70,400	Dun & Bradstreet Corporation	6,421
27,400	Eaton Corporation	2,290
905,200	Emerson Electric Co.	39,005
2,971,136	General Electric Company	105,059
35,550	Goodrich Corporation	1,830
326,400	Honeywell International Inc.	15,034
161,650	Hubbell Incorporated - Class B	7,798
47,700	Ingersoll-Rand Company Ltd. - Class A	2,069
182,100	JetBlue Airways Corporation *	2,096
74,000	Laidlaw International Inc.	2,560

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

SHARES	VALUE (000's)

33,000	Parker-Hannifin Corporation	2,848
87,350	Pentair, Inc.	2,722
112,250	R. R. Donnelley & Sons Company	4,107
91,900	Raytheon Company	4,821
55,500	Robert Half International Inc.	2,054
132,700	Southwest Airlines Co.	1,951
210,400	SPX Corporation	14,770
96,150	Standard Register Company	1,216
6,060	Stolt-Nielsen SA - ADR	179
619,845	Synagro Technologies, Inc.	3,533
94,800	Timken Company	2,873
49,000	Tomkins PLC - ADR	1,031
402,403	Tyco International Ltd.	12,696
274,400	United Parcel Service, Inc. - Class B	19,236
311,000	United Technologies Corporation	20,215
53,900	Volvo AB - ADR	4,531
235,300	Waste Management, Inc.	8,097
		392,623
	INFORMATION TECHNOLOGY - 13.8%
262,600	Activision, Inc. *	4,974
162,371	Adobe Systems Incorporated *	6,771
59,850	ADTRAN, Inc	1,457
82,275	Advanced Micro Devices, Inc. *	1,075
42,300	Akamai Technologies, Inc. *	2,112
112,589	Alcatel-Lucent - ADR	1,331
93,000	Altera Corporation	1,859
135,050	Analog Devices, Inc.	4,658
227,600	Apple Computer, Inc. *	21,146
415,700	Applied Materials, Inc.	7,616
57,300	Autodesk, Inc. *	2,154
189,750	Automatic Data Processing, Inc.	9,184
131,475	Broadcom Corporation - Class A *	4,216
1,217,625	Cisco Systems, Inc. *	31,086
55,400	Cognizant Technology Solutions Corporation - Class A *	4,890
369,275	Corning Incorporated *	8,397
329,400	Dell Inc. *	7,645
52,900	DST Systems, Inc. *	3,978
290,659	eBay Inc. *	9,635
97,550	Electronic Data Systems Corporation	2,700
113,796	Fidelity National Information Services, Inc.	5,173
39,319	First Data Corporation	1,058
75,200	Google Inc. - Class A *	34,454
614,505	Hewlett-Packard Company	24,666
2,128,368	Intel Corporation	40,716
461,850	International Business Machines Corporation	43,534
126,000	JDS Uniphase Corporation *	1,919
63,000	KLA-Tencor Corporation	3,359
72,100	Linear Technology Corporation	2,278
133,000	Maxim Integrated Products, Inc.	3,910
178,450	Microchip Technology Incorporated	6,340
2,669,000	Microsoft Corporation	74,385
496,771	Motorola, Inc.	8,778
86,750	National Semiconductor Corporation	2,094
64,130	NAVTEQ Corporation *	2,212
96,400	NVIDIA Corporation *	2,774

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

SHARES	VALUE (000's)

299,580	Openwave Systems Inc. *	2,442
1,229,867	Oracle Corporation *	22,297
137,000	Paychex, Inc.	5,188
54,560	Plantronics, Inc.	1,289
354,140	PMC-Sierra, Inc. *	2,483
439,200	QUALCOMM Incorporated	18,736
68,100	Red Hat, Inc. *	1,562
100,000	Sabre Holdings Corporation - Class A	3,275
204,184	Symantec Corporation *	3,532
368,736	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,964
368,400	Texas Instruments Incorporated	11,089
478,098	United Online, Inc.	6,708
57,800	VeriSign, Inc. *	1,452
34,019	Western Union Company	747
149,700	Xilinx, Inc.	3,852
436,650	Yahoo! Inc. *	13,663
		496,813
	MATERIALS - 4.9%
116,670	Alcoa Inc.	3,955
156,422	Bowater Incorporated	3,726
5,100	Chesapeake Corporation	77
276,136	Companhia Siderurgica Nacional SA - ADR	11,830
471,448	Dow Chemical Company	21,621
530,900	E. I. du Pont de Nemours and Company	26,242
141,600	Eastman Chemical Company	8,968
120,900	Gerdau SA - ADR	2,192
158,950	Lubrizol Corporation	8,191
198,450	Lyondell Chemical Company	5,948
121,125	MeadWestvaco Corporation	3,735
105,100	Nucor Corporation	6,845
397,650	Olin Corporation	6,736
516,250	Packaging Corporation of America	12,596
262,150	RPM International, Inc.	6,056
297,000	Sonoco Products Company	11,161
426,869	Southern Copper Corporation	30,589
251,900	Worthington Industries, Inc.	5,184
		175,652
	TELECOMMUNICATION SERVICES - 4.2%
2,099,221	AT&T Inc.	82,772
89,900	China Mobile HK Limited - ADR	4,032
1,217,990	Citizens Communications Company	18,209
69,300	France Telecom SA - ADR	1,830
217,324	Sprint Nextel Corporation	4,120
28,200	Telstra Corporation Ltd. - ADR	533
1,088,568	Verizon Communications Inc.	41,278
		152,774
	UTILITIES - 4.6%
121,900	Ameren Corporation	6,132
612,600	Atmos Energy Corporation	19,162
221,500	Consolidated Edison, Inc.	11,310
542,600	Duke Energy Corporation	11,009
208,850	Duquesne Light Holdings Inc.	4,133
39,300	Enel SPA - ADR	2,103
127,000	Energy East Corporation	3,094
312,550	Great Plains Energy Incorporated	10,142

GATEWAY FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (UNAUDITED)

SHARES	VALUE (000's)

250,882	Integrys Energy Group, Inc.	13,926
295,500	KeySpan Corporation	12,160
152,000	National Fuel Gas Company	6,576
338,300	NICOR Inc.	16,380
155,550	OGE Energy Corp.	6,035
149,900	ONEOK, Inc.	6,745
177,450	Pepco Holdings, Inc.	5,150
260,703	Progress Energy, Inc.	13,150
95,950	Public Service Enterprise Group Inc.	7,968
407,400	United Utilities PLC - ADR	12,100
		167,275

	Total common stocks (cost $2,740,420)	3,544,003

CONTRACTS
	PUT OPTIONS - 0.3%
3,432	On S&P 500 Index expiring April 21, 2007 at 1300	429
3,572	On S&P 500 Index expiring April 21, 2007 at 1325	714
3,205	On S&P 500 Index expiring May 19, 2007 at 1275	1,106
7,416	On S&P 500 Index expiring May 19, 2007 at 1300	3,486
3,426	On S&P 500 Index expiring June 16, 2007 at 1300	2,707
3,582	On S&P 500 Index expiring June 16, 2007 at 1325	3,689

	Total put options (cost $14,165)	12,131

	REPURCHASE AGREEMENT - 4.0% **
	4.10% repurchase agreement with U. S. Bank, N. A.
	dated March 30, 2007, due April 2, 2007 (repurchase proceeds $142,676)	142,627

	Total common stocks, put options and repurchase agreement - 102.4%	3,698,761

	CALL OPTIONS - (2.5%) ***
(3,392)	On S&P 500 Index expiring April 21, 2007 at 1375	(18,537)
(2,998)	On S&P 500 Index expiring April 21, 2007 at 1400	(10,148)
(6,198)	On S&P 500 Index expiring April 21, 2007 at 1425	(10,289)
(2,971)	On S&P 500 Index expiring May 19, 2007 at 1400	(13,414)
(2,971)	On S&P 500 Index expiring May 19, 2007 at 1425	(8,393)
(3,131)	On S&P 500 Index expiring June 16, 2007 at 1400	(17,017)
(2,972)	On S&P 500 Index expiring June 16, 2007 at 1425	(11,130)

	Total call options outstanding (premiums received $97,119)	(88,928)

	OTHER ASSETS AND LIABILITIES, NET - 0.1%	2,635

	NET ASSETS - 100.0%	$ 3,612,468

*	Non-income producing.
**	Repurchase agreement fully collateralized by U.S. Government Agency obligations.
***	The $3,544,003,000 aggregate value of common stocks covers outstanding call options.

ADR - American Depository Receipt

Common stocks are grouped by sector.

GATEWAY FUND
NOTES TO PORTFOLIO OF INVESTMENTS - MARCH 31, 2007 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES
The Gateway Trust (the Trust) is an Ohio business trust, registered under the Investment Company Act of 1940, which is authorized to establish and operate one or more separate series of mutual funds. The Trust currently operates one diversified mutual fund, the Gateway Fund (the Fund). The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by owning a broadly diversified portfolio of common stocks and by selling index call options. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund’s significant accounting policies related to its Portfolio of Investments:

Investments valuation - The Fund values its portfolio securities as of the close of the regular session of trading on the New York Stock Exchange (the NYSE), normally 4:00 p.m., Eastern time. Securities, other than option contracts, traded on a national stock exchange are valued at the last reported sales price on the primary exchange on which the security is traded. Securities traded in the over-the-counter market, and which are quoted by NASDAQ, are valued at the NASDAQ Official Closing Price. Option contracts (both purchased and written) are valued at the average of the closing bid and asked quotations. Securities, other than option contracts, for which market quotations are not readily available or in which trading has been suspended during the day, and option contracts for which closing market quotations are not considered to reflect option contract values as of the close of the NYSE, are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

Investment transactions - Investment transactions are recorded on the trade date.

Option transactions - The Fund purchases index put options and writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

Repurchase agreements - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of Gateway Investment Advisers, L.P., the Adviser.

Federal income taxes - At March 31, 2007, based on a $2,669,873,000 federal tax cost of common stocks and options, gross unrealized appreciation totaled $846,124,000, gross unrealized depreciation totaled $48,792,000 and net unrealized appreciation totaled $797,332,000. The difference between the book cost and the federal tax cost of common stocks and options resulted from the tax deferral of losses on wash sales.

2. INVESTMENT TRANSACTIONS
For the three months ended March 31, 2007, cost of purchases of investment securities (excluding any short-term investments and U. S. government securities) totaled $285,125,000 and proceeds from sales totaled $63,057,000.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, the premiums received) to enhance earnings on the portfolio securities. However, using these call options limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. For the three months ended March 31, 2007, transactions in written options were as follows:

	Contracts	Premiums (000’s)
Outstanding at December 31, 2006	23,038	$108,874
Options written	43,200	145,935
Options terminated in closing
purchase transactions	(41,605)	__(157,690)
Outstanding at March 31, 2007	24,633	$97,119

Item 2.     Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of May 24, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings of Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.     Exhibits.

Exhibit 99.CERT Certifications are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Trust

By	/s/ Walter G. Sall

Walter G. Sall, Chairman

Date:	May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Walter G. Sall

Walter G. Sall, Chairman

Date:	May 24, 2007

By	/s/ Gary H. Goldschmidt

Gary H. Goldschmidt Vice President and Treasurer

Date:	May 24, 2007